Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues:
License revenue, net			$ 0	$ 2,125
Grant revenue			0	489
Total Revenues			0	2,614
Operating Costs and Expenses:
General and administrative	1,468	1,233	2,588	2,117
Research and development	386	231	3,340	1,580
Total Operating Costs and Expenses	1,854	1,464	5,928	3,697
Loss from Continuing Operations	(1,854)	(1,464)	(5,928)	(1,083)
Other Income (Expense):
Warrant expense	0	(716)	(1,492)	0
Change in fair value of warrant liability	0	(94)	(242)	0
Impairment loss on equipment			0	(121)
Loss on the sale of equipment	0	(5)	0	0
Interest income			14	0
Other income	5	56	22	9
Total Other Income (Expense), net	5	(759)	(1,698)	(112)
Net Loss from Continuing Operations	(1,849)	(2,223)	(7,626)	(1,195)
Net Income (Loss) from Discontinued Operations	649	37	(523)	(516)
Net Loss	$ (1,200)	$ (2,186)	$ (8,149)	$ (1,711)
Net Income (Loss) Per Share - Basic and Dilutive:
Continuing Operations (in dollars per share)	$ (0.06)	$ (0.09)	$ (0.27)	$ (0.06)
Discontinued Operations (in dollars per share)	$ 0.02	$ 0	$ (0.02)	$ (0.02)
Net Loss Per Share	$ (0.04)	$ (0.09)	$ (0.29)	$ (0.08)
Weighted average number of common shares outstanding during the year Basic and Dilutive (in shares)	32,003,164	25,220,694	27,710,428	22,393,568